Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Bad debt provision	$ 10,907	$ 9,111	$ 8,563
Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	9,487	10,003
Bad debt provision	9,350	8,209
Write-offs	(8,890)	(9,999)
Other/Contractual adjustments	1,348	1,274
Ending Balance	11,295	9,487
Medicare [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	4,211	4,917
Bad debt provision	506	1,393
Write-offs	(1,304)	(2,496)
Other/Contractual adjustments	462	397
Ending Balance	3,875	4,211
Medicaid [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	4,234	3,097
Bad debt provision	5,169	4,794
Write-offs	(4,361)	(3,787)
Other/Contractual adjustments	152	130
Ending Balance	5,194	4,234
Commercial [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	1,189	1,569
Bad debt provision	3,084	2,034
Write-offs	(2,691)	(2,956)
Other/Contractual adjustments	622	542
Ending Balance	2,204	1,189
Other [Member] | Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	(147)	420
Bad debt provision	591	(12)
Write-offs	(534)	(760)
Other/Contractual adjustments	112	205
Ending Balance	$ 22	$ (147)